Other Provisions (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Other provisions	$ 2,996,052	$ 3,472,983
Incorporated	816,183	659,897
Used	(518,862)	(1,092,317)
Released	(97,685)	(46,415)
Conversion effect	(159,590)	1,904
Changes	40,046	(476,931)
Other provisions	3,036,098	2,996,052
Litigation [member]
Statement [Line Items]
Other provisions	576,587	538,388
Incorporated	507,989	453,743
Used	(312,708)	(381,509)
Released	(97,685)	(21,000)
Conversion effect	(177,881)	(13,035)
Changes	(80,285)	38,199
Other provisions	496,302	576,587
Others [member]
Statement [Line Items]
Other provisions	2,419,465	2,934,595
Incorporated	308,194	206,154
Used	(206,154)	(710,808)
Released	0	(25,415)
Conversion effect	18,291	14,939
Changes	120,331	(515,130)
Other provisions	$ 2,539,796	$ 2,419,465